FINANCIAL RISK MANAGEMENT - Nominal Value of Commodity Derivatives (Details) - Commodity price risk € in Millions	Dec. 31, 2019 EUR (€)
Less than 1 year | Aluminium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	€ 283
Less than 1 year | Premium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	11
Less than 1 year | Copper
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	10
Less than 1 year | Silver
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6
Less than 1 year | Zinc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	9
Less than 1 year | Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	5
Over 1 year | Aluminium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	33
Over 1 year | Premium
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	2
Over 1 year | Copper
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7
Over 1 year | Silver
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	0
Over 1 year | Zinc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	9
Over 1 year | Natural gas
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	€ 2